Note 8 - Stockholders' Equity (Details Textual) - USD ($)	1 Months Ended		3 Months Ended		12 Months Ended
	Mar. 31, 2017	Oct. 31, 2014	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Stock Issued During Period, Shares, Warrants Exercised	983,334
Proceeds from Warrant Exercises	$ 49,167
General and Administrative Expense			$ 292,667	$ 906,505	$ 2,131,426	$ 1,429,731	$ 1,807,605
Expense Associated with Warrant Modifications [Member]
Stock Issued During Period, Shares, Warrants Exercised		3,176,000			21,884,420
Proceeds from Warrant Exercises		$ 873,400			$ 1,339,801
General and Administrative Expense				469,799	912,862	0	277,912
2006 Equity Incentive Plan [Member]
Allocated Share-based Compensation Expense			14,580	$ 13,686	54,805	$ 67,905	$ 101,191
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	$ 117,404		$ 117,404		$ 132,032
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition			2 years 109 days		2 years 182 days